Revenue - Summary of Information about Receivables, Contract Assets, and Deferred Revenue (Contract Liabilities) from Contracts with Customers (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Receivables
Trade receivables and holdbacks	$ 821.9	$ 816.1
Unbilled receivables	384.6	315.6	$ 414.8
Contract assets	59.7	69.2
Deferred revenue	(174.4)	(196.4)	$ (187.4)
Total Consulting Services	$ 1,091.8	$ 1,004.5